Earnings Per Share (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Numerator
Net loss	$ (10,325,464)	[1]	$ (6,290,546)	[1]	$ (23,388,120)	[1]	$ (20,286,414)	[1]	$ (27,453,954)	$ (46,958,921)		$ (40,708,552)
Denominator
Weighted average number of common shares outstanding (in shares)	37,977,052	[1]	22,676,114	[1]	33,107,175	[1]	17,441,767	[1]	18,778,066	13,123,162	[2]	12,911,066	[2]

[1]	(Unaudited)
[2]	Share and per share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company's common stock.